Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2015
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances
Note 10.	Federal Home Loan Bank Advances

The Company’s Federal Home Loan Bank advances include instruments bearing fixed rates ranging from 3.28% to 4.95%. The weighted average rate of all long-term debt at December 31, 2015 and December 31, 2014 was 3.89% and 3.90%, respectively.  Collateral consists of eligible real estate, 1-4 family first and second lien and revolving residential real estate loans and certain investment securities.  The contractual maturities of long-term debt are as follows:

2016	$1,000,000
2017	1,750,000
2018	-
2019	-
2020	-
$2,750,000